Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2021
Property, plant and equipment [abstract]
Disclosure of detailed information about investment property

	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total(2)
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2021	1,272	1,375	436	720	218	4,021
Additions	23	12	—	194	59	288
Disposals	(306)	(267)	—	(122)	(20)	(715)
At 30 June 2021	989	1,120	436	792	257	3,594
Accumulated depreciation:
At 1 January 2021	489	1,068	434	178	118	2,287
Charge for the period(1)	17	46	—	48	10	121
Impairment during the period	57	29	—	—	19	105
Disposals	(210)	(236)	—	(50)	(19)	(515)
At 30 June 2021	353	907	434	176	128	1,998
Net book value	636	213	2	616	129	1,596

Cost:
At 1 January 2020	1,270	1,436	439	738	212	4,095
Additions	61	43	2	185	8	299
Disposals	(59)	(104)	(5)	(203)	(2)	(373)
At 31 December 2020	1,272	1,375	436	720	218	4,021
Accumulated depreciation:
At 1 January 2020	454	1,016	434	164	60	2,128
Charge for the year(1)	55	111	—	92	58	316
Impairment during the year	24	—	—	—	—	24
Disposals	(44)	(59)	—	(78)	—	(181)
At 31 December 2020	489	1,068	434	178	118	2,287
Net book value	783	307	2	542	100	1,734
(1)Following a review of the estimated useful lives of property as part of Santander UK's transformation program, the charge for the period includes accelerated property depreciation of £4m (2020: £9m).
(2)Property, plant and equipment includes assets under construction of £72m (2020: £55m).